Summary of significant accounting policies (Details) - Nongyuan Network (VIE) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Variable Interest Entity [Line Items]
Current assets	$ 481,228	$ 281,493
Plant and equipment, net	71,239	37,479
Total assets	552,467	318,972
Total liabilities	(272,715)	(26,015)
Net assets	$ 279,752	$ 292,957